                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment            [_]; Amendment Number:
This amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Catalyst Investment Management Co., LLC
Address: 950 Third Avenue - 29th Floor
         New York, NY 10022

13 File Number: 28-04071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark Gottlieb
Title: Authorized Signatory
Phone: 646-840-5800

     /s/ Mark Gottlieb              New York, NY          02/10/2012
  ------------------------    ------------------------    -----------
        [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[_]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
--------------------         ---------------------------
28-000-24050                 Visium Asset Management, LP